Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement of Stockholders' Equity [Abstract]
Stock issuance costs recorded in APIC	$ 191